Income Taxes - Deferred Income Taxes (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Deferred Tax Assets And Liabilities [line items]
Opening Balance		$ (100)		$ (214)
Recovery (Expense) Recognized In Net Earnings		8,237		(6,849)
Deferred Income Tax Relating To Components Of Other Comprehensive Income		(6,513)		6,857
Recovery (Expense) Recognized In Shareholders' Equity		(1,789)		106
Closing Balance		(165)		(100)
Non-capital loss carryforwards [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		6,967	[1]	5,894
Recovery (Expense) Recognized In Net Earnings		(5,178)	[1]	967
Recovery (Expense) Recognized In Shareholders' Equity		(1,789)	[1]	106
Closing Balance	[1]	0		6,967
Capital losses carryforward [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		0		761
Recovery (Expense) Recognized In Net Earnings		277
Deferred Income Tax Relating To Components Of Other Comprehensive Income		515		(761)
Closing Balance		792		0
Deferred tax assets other [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		1,325	[2]	5,500
Recovery (Expense) Recognized In Net Earnings		2,739	[2]	(4,175)
Deferred Income Tax Relating To Components Of Other Comprehensive Income		192
Closing Balance	[2]	4,256		1,325
Interest capitalized for accounting [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(87)		(87)
Recovery (Expense) Recognized In Net Earnings		87
Closing Balance		0		(87)
Debt financing fees
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(737)	[3]	(728)
Recovery (Expense) Recognized In Net Earnings		(37)	[3]	(9)
Closing Balance	[3]	(774)		(737)
Kutcho convertible note [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		0
Recovery (Expense) Recognized In Net Earnings		112
Deferred Income Tax Relating To Components Of Other Comprehensive Income		(112)
Closing Balance				0
Unrealized gains on Long term investments [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(170)		(7,808)
Recovery (Expense) Recognized In Net Earnings		(728)		20
Deferred Income Tax Relating To Components Of Other Comprehensive Income		(7,108)		7,618
Closing Balance		(8,006)		(170)
Mineral stream interest [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(7,298)	[4]	(3,532)
Recovery (Expense) Recognized In Net Earnings		11,030	[4]	(3,766)
Closing Balance	[4]	3,732		(7,298)
Foreign withholding tax [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(100)		(214)
Recovery (Expense) Recognized In Net Earnings		(65)		114
Closing Balance		$ (165)		$ (100)

[1]	As at December 31, 2022, the Company had no non-capital losses available to recognize against deferred tax liabilities.
[2]	Other includes capital assets, cobalt inventory, charitable donation carryforward, and PSU and pension liabilities.
[3]	Debt and share financing fees are deducted over a five-year period for Canadian income tax purposes. For accounting purposes, debt financing fees are deducted over the term of the credit facility and share financing fees are charged directly to issued capital.
[4]	The Company’s position, as reflected in its filed Canadian income tax returns and consistent with the terms of the PMPAs, is that the cost of the precious metal acquired under the Canadian PMPAs is equal to the market value while a deposit is outstanding (where applicable to an agreement), and the cash cost thereafter. For accounting purposes, the cost of the mineral stream interests is depleted on a unit-of-production basis as described in Note 4.2.